July 21, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	The Advisors’ Inner Circle Fund III (the “Trust”)

File Nos.: 333-192858 and 811-22920

Strategas Global Policy Opportunities ETF (S000075077)

Strategas Macro Thematic Opportunities ETF (S000075078)

Dear Sir or Madam:

On behalf of the Trust and its series, Strategas Global Policy Opportunities ETF and Strategas Macro Thematic Opportunities ETF attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of a new investment sub-advisory agreement among Strategas Asset Management, LLC and Vident Advisory, LLC. The pending change of control, which is discussed in greater detail in the filing, has resulted in other similar filings (see SEC Accession No. 0001398344-23-013202, 0000894189-23-003718, 0000894189-23-003852 and 0000894189-23-003780).

If you have any questions or require further information, please contact Ryan Charles at 602-877-7926 or via email at ryan@khc.law.

Sincerely,

/s/ Ryan Charles
Ryan Charles
Principal